Related Party Disclosures - Schedule of Compensation to Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Compensation of directors [Member]
Compensation of directors:
Compensation to key management personnel	$ 1,874	$ 1,409
Compensation of directors [Member] | Directors’ fees [Member]
Compensation of directors:
Compensation to key management personnel	873	836
Compensation of directors [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation to key management personnel	1,001	573
Compensation of key management personnel [Member]
Compensation of directors:
Compensation to key management personnel	11,795	11,293
Compensation of key management personnel [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation to key management personnel	3,047	2,592
Compensation of key management personnel [Member] | Salaries and benefits and consulting fees [Member]
Compensation of directors:
Compensation to key management personnel	$ 8,748	$ 8,701